PLANT AND EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
		Nov 30, 2012		Nov 30, 2011
			Accumulated		Accumulated
		Cost	Amortization	Cost	Amortization
		$	$	$	$
Computer equipment		37,573	28,565	35,211	24,873
Furniture and fixtures		18,027	12,282	15,310	10,985
Leasehold Improvements		8,252	8,252	8,252	4,501
Moulds		142,140
			11,845
		205,992	60,944	58,773	40,359

Net carrying amount	$		145,048		$18,414
Amortization expense	$		20,585		$10,786